Quarterly Holdings Report
for
Fidelity Freedom® 2020 Fund
December 31, 2024
F20-NPRT3-0325
1.811330.120
Bond Funds - 50.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	72,012,041	695,636,316
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	129,286,743	952,843,294
Fidelity Series Emerging Markets Debt Fund (b)	8,588,901	67,852,320
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	2,424,504	20,729,511
Fidelity Series Floating Rate High Income Fund (b)	1,359,450	12,235,054
Fidelity Series High Income Fund (b)	8,386,485	72,207,632
Fidelity Series International Credit Fund (b)	2,375,591	19,598,624
Fidelity Series International Developed Markets Bond Index Fund (b)	74,113,490	643,305,091
Fidelity Series Investment Grade Bond Fund (b)	379,903,551	3,753,447,082
Fidelity Series Long-Term Treasury Bond Index Fund (b)	78,235,774	415,431,961
Fidelity Series Real Estate Income Fund (b)	1,351,557	13,272,286
TOTAL BOND FUNDS (Cost $7,720,583,380)		6,666,559,171

Domestic Equity Funds - 26.4%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	10,047,183	125,790,727
Fidelity Series Blue Chip Growth Fund (b)	17,884,050	354,819,559
Fidelity Series Commodity Strategy Fund (b)	308,343	26,566,853
Fidelity Series Growth Company Fund (b)	26,930,985	645,535,715
Fidelity Series Intrinsic Opportunities Fund (b)	9,973,054	106,013,567
Fidelity Series Large Cap Stock Fund (b)	27,621,010	633,902,189
Fidelity Series Large Cap Value Index Fund (b)	11,738,330	191,452,155
Fidelity Series Opportunistic Insights Fund (b)	15,971,639	386,353,953
Fidelity Series Small Cap Core Fund (b)	1,699,925	20,756,079
Fidelity Series Small Cap Discovery Fund (b)	5,466,821	59,479,008
Fidelity Series Small Cap Opportunities Fund (b)	9,872,279	144,431,440
Fidelity Series Stock Selector Large Cap Value Fund (b)	31,217,292	427,676,903
Fidelity Series Value Discovery Fund (b)	25,310,428	392,311,630
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,022,824,204)		3,515,089,778

International Equity Funds - 20.6%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	12,027,692	188,594,210
Fidelity Series Emerging Markets Fund (b)	21,252,610	184,472,658
Fidelity Series Emerging Markets Opportunities Fund (b)	40,364,884	739,484,673
Fidelity Series International Growth Fund (b)	27,521,153	479,693,690
Fidelity Series International Small Cap Fund (b)	11,185,431	181,203,979
Fidelity Series International Value Fund (b)	40,523,686	483,042,334
Fidelity Series Overseas Fund (b)	35,903,171	482,538,617
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,950,519,007)		2,739,030,161

Short-Term Funds - 0.3%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $33,388,214)	3,385,097	33,783,271

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/16/2025	4.56 to 4.58	70,000	69,885
US Treasury Bills 0% 1/2/2025	4.52 to 4.55	730,000	730,000
US Treasury Bills 0% 1/23/2025 (d)	4.55	20,040,000	19,990,378
US Treasury Bills 0% 1/30/2025 (d)	4.45 to 4.51	14,360,000	14,312,755
US Treasury Bills 0% 1/9/2025 (d)	4.58	760,000	759,378
US Treasury Bills 0% 2/6/2025 (d)	4.47 to 4.48	410,000	408,317
TOTAL U.S. TREASURY OBLIGATIONS (Cost $36,261,215)			36,270,713

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.36	13,077,644	13,080,260
Fidelity Series Government Money Market Fund (b)(f)	4.58	290,310,773	290,310,773
TOTAL MONEY MARKET FUNDS (Cost $303,391,033)			303,391,033

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $12,066,967,053)	13,294,124,127
NET OTHER ASSETS (LIABILITIES) - 0.0%	3,122,423
NET ASSETS - 100.0%	13,297,246,550

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	990	Mar 2025	112,241,250	(3,720,134)	(3,720,134)
ICE MSCI Emerging Markets Index Contracts (United States)	3,073	Mar 2025	164,989,370	(5,715,790)	(5,715,790)

TOTAL EQUITY CONTRACTS					(9,435,924)

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	3,317	Mar 2025	360,723,750	(3,119,445)	(3,119,445)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	577	Mar 2025	61,337,805	(239,699)	(239,699)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1,075	Mar 2025	122,382,031	(3,036,234)	(3,036,234)

TOTAL INTEREST RATE CONTRACTS					(6,395,378)

TOTAL PURCHASED					(15,831,302)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	836	Mar 2025	248,114,350	8,054,971	8,054,971

TOTAL FUTURES CONTRACTS					(7,776,331)
The notional amount of futures purchased as a percentage of Net Assets is 6.1%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $32,669,463.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	23,295,933	271,737,750	281,953,256	766,226	(60)	(107)	13,080,260	13,077,644	0.0%
Total	23,295,933	271,737,750	281,953,256	766,226	(60)	(107)	13,080,260	13,077,644

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	574,430,598	230,706,597	115,195,453	18,319,790	834,760	4,859,814	695,636,316	72,012,041
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,165,731,416	36,746,003	222,020,002	35,302,184	(48,026,989)	20,412,866	952,843,294	129,286,743
Fidelity Series All-Sector Equity Fund	136,218,085	10,603,640	29,126,212	8,255,925	5,450,142	2,645,072	125,790,727	10,047,183
Fidelity Series Blue Chip Growth Fund	376,133,357	60,064,735	118,755,821	33,183,761	29,859,715	7,517,573	354,819,559	17,884,050
Fidelity Series Canada Fund	223,769,901	13,344,374	54,902,113	5,641,930	17,019,680	(10,637,632)	188,594,210	12,027,692
Fidelity Series Commodity Strategy Fund	96,961,926	36,200,473	101,778,416	3,397,461	(49,898,814)	45,081,684	26,566,853	308,343
Fidelity Series Emerging Markets Debt Fund	78,679,428	3,086,010	14,404,755	3,084,312	(2,858,103)	3,349,740	67,852,320	8,588,901
Fidelity Series Emerging Markets Debt Local Currency Fund	24,543,226	963,105	3,784,329	962,252	(272,400)	(720,091)	20,729,511	2,424,504
Fidelity Series Emerging Markets Fund	255,419,850	5,583,777	78,089,665	5,166,530	3,278,288	(1,719,592)	184,472,658	21,252,610
Fidelity Series Emerging Markets Opportunities Fund	1,025,190,819	15,326,618	338,698,694	15,297,044	61,546,761	(23,880,831)	739,484,673	40,364,884
Fidelity Series Floating Rate High Income Fund	14,017,570	902,299	2,607,371	902,035	(183,768)	106,324	12,235,054	1,359,450
Fidelity Series Government Money Market Fund	279,933,691	84,457,393	74,080,311	11,224,599	-	-	290,310,773	290,310,773
Fidelity Series Growth Company Fund	701,078,430	124,194,359	224,941,026	76,254,876	79,848,449	(34,644,497)	645,535,715	26,930,985
Fidelity Series High Income Fund	77,560,796	8,752,439	15,359,093	3,749,574	(759,484)	2,012,974	72,207,632	8,386,485
Fidelity Series International Credit Fund	18,996,951	928,671	546,980	928,672	38,663	181,319	19,598,624	2,375,591
Fidelity Series International Developed Markets Bond Index Fund	588,547,705	168,928,049	108,270,714	21,717,525	(6,356,088)	456,139	643,305,091	74,113,490
Fidelity Series International Growth Fund	631,904,296	50,423,863	171,023,407	19,959,181	63,576,540	(95,187,602)	479,693,690	27,521,153
Fidelity Series International Small Cap Fund	229,243,172	17,458,945	52,464,104	17,280,260	10,763,993	(23,798,027)	181,203,979	11,185,431
Fidelity Series International Value Fund	634,939,759	30,367,539	159,096,014	21,852,196	48,334,193	(71,503,143)	483,042,334	40,523,686
Fidelity Series Intrinsic Opportunities Fund	132,026,197	16,905,368	30,879,541	13,234,244	2,905,629	(14,944,086)	106,013,567	9,973,054
Fidelity Series Investment Grade Bond Fund	4,322,006,228	241,108,315	787,532,093	133,919,510	(50,059,730)	27,924,362	3,753,447,082	379,903,551
Fidelity Series Large Cap Stock Fund	660,303,940	93,066,993	152,419,560	50,623,838	41,043,678	(8,092,862)	633,902,189	27,621,010
Fidelity Series Large Cap Value Index Fund	207,417,143	29,665,251	50,404,573	5,621,247	12,937,263	(8,162,929)	191,452,155	11,738,330
Fidelity Series Long-Term Treasury Bond Index Fund	615,545,476	27,008,670	200,551,237	13,219,572	(89,861,568)	63,290,620	415,431,961	78,235,774
Fidelity Series Opportunistic Insights Fund	418,274,644	50,650,226	115,640,620	24,682,887	44,518,149	(11,448,446)	386,353,953	15,971,639
Fidelity Series Overseas Fund	633,606,416	25,675,763	156,126,655	10,760,698	42,790,032	(63,406,939)	482,538,617	35,903,171
Fidelity Series Real Estate Income Fund	14,944,930	732,158	2,641,597	731,432	(5,274)	242,069	13,272,286	1,351,557
Fidelity Series Short-Term Credit Fund	37,975,926	6,646,403	11,416,609	1,216,518	74,075	503,476	33,783,271	3,385,097
Fidelity Series Small Cap Core Fund	17,812,753	5,392,245	2,913,611	258,470	258,148	206,544	20,756,079	1,699,925
Fidelity Series Small Cap Discovery Fund	57,750,680	24,837,012	14,657,304	5,620,027	750,444	(9,201,824)	59,479,008	5,466,821
Fidelity Series Small Cap Opportunities Fund	194,238,399	32,454,000	76,702,806	15,345,464	18,518,152	(24,076,305)	144,431,440	9,872,279
Fidelity Series Stock Selector Large Cap Value Fund	462,435,903	96,558,091	125,254,163	39,793,781	24,178,620	(30,241,548)	427,676,903	31,217,292
Fidelity Series Value Discovery Fund	413,715,056	95,652,934	110,578,465	15,414,333	9,459,464	(15,937,359)	392,311,630	25,310,428
	15,321,354,667	1,645,392,318	3,722,863,314	632,922,128	269,702,620	(268,813,137)	13,244,773,154	1,434,553,923

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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